Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Significant Accounting Policies
2	Summary of significant accounting policies

2.1	Basis of preparation and presentation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards).
The consolidated financial statements have been prepared on a historical cost basis, except for the financial instruments assets that have been measured at fair value and the contingent considerations related to the business combination.
The consolidated financial statements are presented in Brazilian reais (“R$”), and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
New and revised accounting standards
New or amended, standards applicable for the first time in the annual reporting period beginning January 1, 2024:
Amendments to IAS 21 - Classification of liabilities as current or non-current
and
non-current
liabilities with covenants.
Amendments to IFRS 16 - Lease liability in sale and leaseback.
Amendments to IAS 7 and IFRS 7 - adoption of amendments to IAS 7 and IFRS 7, providing new disclosures for liabilities under supplier financing arrangements, as well as the associated cash flows.
The amendments listed above did not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods
New standards and interpretations not yet adopted
Amendments to IAS 21 - Lack of Exchangeability IAS 21 to help entities to determine whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not effective for annual periods beginning on or after 1 January 2025.
Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments: clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion. New disclosures for certain instruments with contractual terms that can change cash flows and update the disclosures for equity instruments designated at fair value through other comprehensive income. Another amendments to IFRS 9 an IFRS 7, IASB has made targeted amendments about Nature-dependent electricity contracts help companies to secure their electricity supply from sources such as wind and solar power.
Effective for annual periods beginning on or after 1 January 2026.
The group does not expect these amendments to have a material impact on its operations or financial statements.
IFRS 18 - Will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users.
The line items presented on the primary financial statements might change because of the application of the concept of ‘useful structured summary’ and the enhanced principles on aggregation and disaggregation. In addition, since goodwill will be required to be separately presented in the statement of financial position, the group will disaggregate goodwill and other intangible assets and present them separately in the statement of financial position
IFRS 19 - Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements. Effective for annual periods beginning on or after 1 January 2027.
The group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18.
The issuance of these consolidated financial statements was authorized by the Entity’s management on February 26, 2025.

(a)	Consolidated financial statements
Vinci Compass operates as an asset management firm. The Group focuses on private equity, real assets, credit, equities, corporate advisory and investment products and solutions, which comprise the main activity of the Group.
The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity.
Also, the Entity holds interest in subsidiaries whose main purpose and activities are providing services that relate to the Entity’s activities. Therefore, the Entity consolidates these subsidiaries.
Ownership interest in subsidiaries on December 31, 2024 and 2023 are as follows:

	Interest - %
	12/31/2024	12/31/2023
Subsidiaries
Vinci Partners Investimentos Ltda.	100	100

Vinci Assessoria Financeira Ltda. (1)	100	100
Vinci Equities Gestora de Recursos Ltda. (1)	100	100
Vinci Gestora de Recursos Ltda. (1)	100	100
Vinci Capital Gestora de Recursos Ltda. (1)	100	100
Vinci Soluções de Investimentos Ltda.	100	100
Vinci Real Estate Gestora de Recursos Ltda. (1)	100	100
Vinci Capital Partners GP Limited.	100	100
Vinci Partners USA LLC	100	100
Vinci GGN Gestão de Recursos Ltda. (1)	100	100
Vinci Infraestrutura Gestora de Recursos Ltda.	100	100
Vinci Capital Partners Fund III GP Limited	100	100
GGN GP LLC	100	100
Vinci APM Ltda. (1)	100	100
Vinci Monalisa FIM Crédito Privado IE (2)	100	100
Vinci Asset Allocation Ltda.	75	75
VICC Infra GP LLC	100	100
Vinci Capital Partners IV GP LLC	100	100
Vinci Holding Securitária Ltda.	85	85
Vinci Vida e Previdência S.A. (3)	85	85
Vinci SPS Capital Gestão de Recursos Ltda. (4)	100	100
VICC Infra GP (Lux), S.A.R.L.	100	100
VINCI US RE Corporation (5)	98	—
MAV Capital Gestora de Recursos SS Ltda. (6)	100	—
ICML Gestão de Negócios e Participações SS Ltda. (6)	100	—
Lacan Administração de Bens e Participações Ltda. (7)	100	—
Lacan Investimentos e Participações Ltda. (7)	100	—
SPS IV GP LLC	100	—
MNC Holdings Limited (8)	100	—
Investis Asset Management S.A. (8)	100	—
Compass Group S.A. (8)	100	—
CG Investimentos Brazil Ltda (8)	100	—
Compass Investments Brazil LLC (8)	100	—
Vinci Compass SpA (8)	100	—
Vinci Compass Inversiones SpA (8)	100	—
Compass Group Chile S.A. Administradora General De Fondos (8)	100	—
VC Servicios Financieros SpA (8)	100	—
Compass Group S.A. Asesores de Inversion (8)	100	—
VC Asesorias e Inversiones SpA (8)	100	—
VC Distribución Institucional SpA (8)	100	—
Compass Group Chile Spa (8)	100	—
Compass Group SA Comisionista de Bolsa (8)	100	—
CG Asesores De Inversión Colombia S.A.S (8)	100	—
Compass Investmenst De Mexico S. A. de C. V. Sociedad Operadora de Fondos de Inversion (8)	100	—
Compass Investmenst Corporativo S.A. de C.V. (8)	100	—
CDI Sociedad Administradora de Proyectos S.A. De C.V (8)	100	—
MB Property Management Mexico S de RL De C.V. (8)	100	—
CDI Sociedad Desarrolladora de Proyectos S.A. de C.V. (8)	100	—
Compass Group Holding S.A.P.I de C.V. (8)	100	—
Compass Servicios Operativos S de RL de C.V. (8)	100	—
Compass Desarrollo Inmobiliario S.A. de C.V. (8)	100	—
Compass Latin America Investments LLC (Delaware) (8)	100	—
Compass Capital Consultants S.A.C. (8)	100	—
Compass Peru S.A. (8)	100	—
Compass Group S.A.F.I. S.A. (8)	100	—
Compass Group Global Advisors S.A. (8)	100	—

Compass Group Uruguay Investment Advisors S.A. (8)	100	—
Bunara S.A. (8)	100	—
Cipresi S.A. (8)	100	—
CG Global Services S.A. (8)	100	—
Compass LLC (EP) (8)	100	—
Compass Group LLC (8)	100	—
CG Compass (USA) LLC (8)	100	—
Compass Group Holdings Inc (8)	100	—
Compass Group Investments Solutions LLC (8)	100	—
Compass Group Asset Management Holdings S.L (8)	100	—
CDI Mexican Investments Ltd (8)	100	—
Compass GP Luxemburgo (8)	100	—
Inversiones La Esmeralda SpA (8)	100	—
Compass GSO COF IV Solutions GP Ltd (8)	100	—
Compass BXLS V Solutions GP (8)	100	—
Compass SP Solutions GP (8)	100	—
Compass LCP X Solutions GP (8)	100	—
Compass Secondaries Solutions (8)	100	—
Compass Capital (Cayman) (8)	100	—
Compass BCP Asia II Solutions (8)	100	—

(1)	Minority interest represents less than 0.001%.
(2)
Under the terms of IFRS 10, the Entity classifies Vinci Monalisa FIM Crédito Privado IE as an investment entity. Accordingly, the Entity does not consolidate its investment and measures at fair value through profit or loss in accordance with IFRS 9.

(3)
Vinci Compass has an indirect interest at Vinci Vida e Previdência of 85% through its subsidiary Vinci Holding Securitária Ltda., which holds 100% of ownership interest at Vinci Vida e Previdência. Vinci Vida e Previdência commenced its operations in April 2023.

(4)
On 16 August 2022, Vinci Soluções de Investimentos Ltda. acquired 90% of the issued share capital of SPS Capital Gestão de Recursos Ltda. The acquisition gives to Vinci Soluções de Investimentos the right of 100% on the economic interest of SPS Gestão de Recursos Ltda.

(5)
Under the terms of IFRS 10, the Entity classifies Vinci US RE Corporation as an investment entity. Accordingly, the Entity does not consolidate its investment and measures at fair value through profit or loss in accordance with IFRS 9.

(6)
On 29 June 2024, Vinci Gestora Recursos Ltda. acquired 30% of the issued share capital of MAV Capital Gestora de Recursos Ltda. and 100% of the issued share capital of ICML Gestão de Negócios e Participações SS Ltda. Vinci has direct and indirect interest on MAV Capital Gestora de Recursos SS Ltda. Vinci has indirect interest through its ownership interest on ICML Gestão de Negócios e Participações SS Ltda., which holds 70% of ownership interest at MAV.

(7)	Subsidiaries consolidated after Lacan business combination. Please see note 8(a)(iii) for further detail of the transaction.
(8)	Subsidiaries consolidated after Compass business combination. Please see note 8(a)(ii) for further detail of the transaction.
Subsidiaries are all entities (including structured entities) over which the Group has control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated balance sheet respectively.
The Group treats transactions with
non-controlling
interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling
interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling
interests and any consideration paid or received is recognized in another reserve within equity attributable to owners of Entity.

When the Group ceases to consolidate an investment or account for it under equity method because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.
Reclassification for better presentation
The Group revaluated the information provided in the statement of cash flow for the year ended on December 31, 2023, and reclassified the purchases of the financial instruments related to retirement plans, in the amount of R$ 84,933, from investment activity to operational activity. The reclassification was made to reflect in the same cash flow activity the contributions and the investments related to the retirement plans as the Group understands that its operating activity comprises the management of such plans with the resources provided from the contributors of the retirement plan which are comprised by resources that are exclusively from third parties. The Group understands that the best presentation is to include the activities of the retirement plan in the same group of the cash flow statement and changed the way it was presented in 2023 for comparative purposes (in 2023 the activity related to the purchases of financial instruments was included as investing activity).

2.2	Segment reporting
Under the supervision of the Board of Directors, the CEO is responsible for the decision-making process related to executive themes, resources allocation and strategic decisions of Vinci Compass.
The strategic decisions of the Group comprise six distinct business segments: (i) Private Equity, (ii) Equities, (iii) Real Assets; (iv) Credit; (v) Global IP&S; and (vi) Corporate Advisory (see Note 23).
Strategies were sorted out within business segments following technical and strategic similarities among funds’ attributes, such as management and performance fee structures, liquidity constraints, targeted returns and investor profile.

2.3	Foreign currency translation
Functional and presentation currency
Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The financial statements are presented in thousands of Brazilian reais, which comprises the main operations of the Group and is the Entity’s functional currency and its presentation currency. All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are recognized in profit or loss.
Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at exchange rates at the dates of the transaction (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the monthly average rates), and

•	all resulting exchange differences are recognized in other comprehensive income.
Argentina accounting information adjusted for inflation according to hyperinflationary economy
IAS 29 “Financial Information in Hyperinflationary Economies”, requires the expression of financial statements in terms of the current unit of measurement at the closing date of the reporting period, in the cases in which they occur, certain characteristics in the economic environment of the country. In general terms, the inflation produced from the date of suspension of the remeasurement due to inflation or from the date of acquisition or revaluation must be computed in non-monetary
items, whichever is earlier, as the case may be in order to conclude on the existence of a hyperinflationary economy. The norm details a series of factors to be considered, including an accumulated inflation rate in three years that approaches or exceeds 100%.
The adjustment is restated based on the last date on which an Argentinian entity adjusted its financial statements to reflect the effects of inflation. In general terms the inflation produced from the date of acquisition or incorporation of the entity’s equity, or from the date of revaluation of the asset, as appropriate, is computed in the balances of nonmonetary assets and liabilities.
The financial statements prepared for Argentine entities have been restated to consider changes in the general purchasing power of the functional currency in accordance with IAS 29 “Financial information in hyperinflationary economies”, the index series that will be used is the result of combining the National Consumer Price Index (IPC) published by the INDEC (base month: December 2016) with the IPIM published by the Argentine Federation of Professional Councils of Economic Sciences (FACPCE). The complete series of the index will be elaborated and published monthly by the FACPCE once. The monthly variation of the National IPC by the INDEC becomes public knowledge. The special financial statements, before remeasurement, have been prepared on the historical cost basis.
The annual movement in the general price index for the year ended on December 31, 2024, was 117.76% (211.40% in 2023). For the period comprised from Compass Business combination until December 31, 2024, the general price index was 5.20%
Assets and liabilities have been valued based on the cost initially disbursed for acquisition or commitment undertaken respectively in Argentine pesos converted to Brazilian reais at the exchange rate prevailing at year end and net realizable value in cases Brazilian reais was lower.
Monetary result for the year:
The monetary result for the year corresponds to the effect of holding monetary assets and liabilities included in the financial statements, relative to historical figures.
The financial statements in Argentina companies are adjusted or restated for the effects of price changes before being converted to Brazilian reais. Inflation adjustments are made following the provisions of international accounting standard 29 “Financial information in hyperinflationary economies”. The Group’s accounting policy for recording operations in hyperinflationary economies consists of recording in Translation differences both the revaluation of non-monetary
items and the translation differences generated by converting the restated financial statements of the subsidiaries in these countries into Brazilian Reais. The amounts included in Translation differences since the Compass Business Combination (October 27, 2024) until December 31, 2024, are as follows:

Changes for the period

Loss/Gain on the monetary position	(136)
Foreign currency translation adjustment	(74)

(210)

2.4	Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held with financial institutions, other short-term, highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

2.5	Financial assets
(i) Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

•	those to be measured at amortized cost.
The classification depends on the Entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI). Vinci Compass has no financial assets classified as FVOCI as of December 31, 2024, and 2023.
The Group reclassifies debt investments when and only when its business model for managing those assets changes.
(ii) Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
(iii) Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
(iv) Impairment
The group assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For accounts receivables, the group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

2.6	Accounts receivables
Receivables are amounts
due
for corporate advisory services and for investment fund management services rendered in the ordinary course of Group’s business. Except for unrealized performance fee, collection is expected in less than one year; therefore, they are classified as current assets.
Accounts receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest method, less allowance for expected credit losses. See note 5 for further information about the Group’s accounting for accounts receivables.
The Group uses a provision matrix to calculate expected credit losses, for accounts receivables When applicable, the Group calibrates the matrix to adjust the historical credit loss experience with forward-looking information. The assessment of the correlation between historical observed default rates, forecast economic conditions and expected credit losses is a significant estimate. The amount of expected credit losses is sensitive to changes in circumstances and of forecast economic conditions. Our historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the expected credit losses on our accounts receivables and contract assets is disclosed in note 5.

2.7	Intangible assets
Goodwill
Goodwill is measured as described in note 2.16. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses.
Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes.
Management Contracts and Customers relationships
Management contracts and Customers relationships acquired in a business combination are recognized at fair value at the acquisition date. They may have a finite or undefined useful life and are subsequently carried at cost less accumulated amortization and impairment losses. Refer to note 9(d) for further details.
Placement Agent
Placement Agent comprises costs incurred by Vinci Compass in connection to agreements with investments placement agents, relating to funds raised from investors in funds managed by the Group.
These amounts are amortized based on the estimated duration of the related funds. When a Fund has an undefined useful life (Perpetual funds), Placement agent costs are amortized within 10 years. In case of an early liquidation of the funds, the amortization period is adjusted, or if there is an indication of impairment, an impairment evaluation is performed and recognized, if necessary.
Placement Agent costs will generate future economic benefits to Vinci Compass through the Funds managed by the Group.
Computer software
Computer software licenses purchased are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives of five years.
Costs associated with maintaining computer software programs are recognized as an expense as incurred.
Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software product so that it will be available for use.

•	Management intends to complete the software product and use or sell it.

•	There is an ability to use or sell the software product.

•	It can be demonstrated how the software product will generate probable future economic benefits.

•	Adequate technical, financial and other resources to complete the development and to use or sell the software product are available.

•	The expenditure attributable to the software product during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software product include the software development employee costs and an appropriate portion of applicable overheads.
Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use. Refer to note 9 for details about amortization methods and periods used by the Group for intangible assets.
Other development expenditures that do not meet these criteria are recognized as an expense as incurred.
Development costs previously recorded as an expense are not recognized as an asset in a subsequent period.
Intangible assets with definite life are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.
During the years ended December 31, 2024, and 2023 management do not identify any event that could impact the recoverable value of the intangible assets.

2.8	Property and equipment
Property and equipment are stated at cost, less depreciation calculated on the straight-line method, based on the estimated economic useful lives of the assets, using the following annual rates: furniture and fixtures, telephony equipment and facilities have a useful life of 10 years; IT equipment has a useful life 5 years; building has a useful life of 50 years.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When revalued assets are sold, it is Group policy to transfer any amounts included in other reserves in respect of those assets to retained earnings.
2.9	Leases
The Group leases various offices.
Rental
contracts are typically made for fixed periods of 5 years to 10 years but may have extension options.
Extension and termination options are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).
The following factors are normally the most relevant:

•	If there are significant penalties to terminate (or not extend), the Group is typically reasonably certain to extend (or not terminate).

•	If any leasehold improvements are expected to have a significant remaining value, the Group is typically reasonably certain to extend (or not terminate).

•	Otherwise, the Group considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not to separate lease and non-lease
components and instead accounts for these as a single lease component. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

2.10	Accounts payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

2.11	Provisions
Provisions for legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

2.12	Profit-sharing and bonus plans

The Group
recognizes
a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation. The provision is recognized in labor and social security obligations and the related expense in general and administrative expense.
2.13	Income taxes
The income tax and social contribution expenses for the year comprise current taxes. Taxes on income are recognized in the statement of income.
The current income tax and social contribution are calculated on the basis of the tax laws enacted by the balance sheet date. Management periodically evaluates positions taken by the Entity in income tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
The Entity recognizes liabilities for situations where it is probable that additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred tax assets and liabilities in the period in which such determination is made.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
As permitted by tax legislation, certain of the Entity’s investees opted for the deemed profit regime, according to which the income tax calculation basis is 32% of revenues from service rendering and 100% of finance income, on which regular rates of 15% are levied, plus an additional 10% for income tax over a certain limit and 9% for social contribution. The Entity opted for the actual taxable profit regime. The entities that opted for the deemed profit regime evaluates their income tax and social contribution expenses based on the services revenue and realized investment income recognized on monthly basis.

2.14	Capital

Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Dividends
Provision is made for the amount of any dividend declared, being appropriately authorized and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.
Earnings per share
(i) Basic earnings per share
Basic earnings per share is calculated by dividing:

•	the profit attributable to owners of the Entity;

•	by the weighted average number of shares outstanding during the financial year, adjusted for bonus elements in shares issued during the year and excluding treasury shares.
(ii) Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and;

•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

2.15	Revenue recognition
According to IFRS 15, revenue is recognized when the performance obligation is satisfied. Revenue comprises the fair value of the consideration received or receivable for corporate advisory and investment fund management services rendered in the ordinary course of the Group’s activities. Revenue is shown net of taxes, returns, rebates and discounts.
Management fees and performance fees are accounted for as contracts with customers. Under the guidance for contracts with customers, an Entity is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when (or as) the entity satisfies a performance obligation. In determining the transaction price, an entity may include variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is resolved. See Note 22 “Segment Reporting” for a disaggregated presentation of revenues from contracts with customers, as follows:

(a)	Management fees
Management fees are recognized in the period when the corresponding services are rendered, which generally consist of a percentage on the net asset value of each investment fund being managed. These customer contracts require Vinci Compass to provide investment management services, which represents a performance obligation that the Group satisfies over time. Management fee percentages currently range between 0.02% and 4.00% (2023: between 0.05% and 2.93%).
Management fees also include commissions charged to international managers for the relationship that Vinci Compass maintains with institutional clients. Commissions fees related to liquid funds are accrued monthly and collected quarterly, based on the referred assets under management and the agreed commission rate with the international managers.

(b)	Performance fees
Brazilian regulation set forth certain minimum criteria for the performance fee structures of fund managed by Vinci Compass, as described below:

•	Performance fee must be assessed based on a verifiable index, the benchmark, obtained from an independent source, and compatible with the corresponding fund investment policy.

•	Performance fee may not be calculated at a percentage lower than 100.0% of the index.

•	The performance fee cannot be charged in a period less than 6 months (except for private asset funds).

•	The performance fee shall be calculated based on net asset value, including management fees and all other expenses and may consider any distribution for shareholders in the calculation.
As a multi-asset-class asset management firm, Vinci Compass manages a number of funds with different performance fee structures that may be classified in three main categories: (1) liquid funds, (2) closed-ended funds focused on value generation, and (3) closed-ended funds focused on income generation.
For liquid funds such as equity funds, credit funds and hedge funds, we charge performance fees usually every semester based on the performance of the fund above the benchmark or when the customer makes a redemption and a performance fee is due. For hedge funds and credit funds, performance fees are generally benchmarked to the Interbank Deposit Certificate index, or CDI, and for inflation-indexed funds, performance fees are generally indexed to the Amplified Consumer Price Index, or IPCA, plus a fixed real interest rate or a market index such as the Market Index
Sub-Index
B from the Brazilian Financial and Capital Markets Association, or
IMA-B.
For equity funds, the benchmark varies according to the strategy. For our “long only” and “long-biased” strategies, performance fees are assessed mainly to the IBOVESPA index. Other funds and strategies can be addressed to other index, as for example, IDIV index, SMLL index and Brazil ETF Index.
For closed-ended funds focused on value generation, such as the private equity and infrastructure funds, we follow a European-style waterfall structure and the threshold and carry are different between the Brazilian funds and the foreign investor funds. For the Brazilian funds we use a threshold generally indexed to IPCA plus an interest rate, which can vary from 6% to 8%. For the foreign investor funds, the threshold is an 8% return in U.S. dollars and the carried interest is on excess return over the capital contribution.
For the closed-ended funds focused on income such as real estate funds, we charge a performance fee every semester over the excess return between the amount distributed to investors and the benchmark of the relevant fund, which can vary according to the fund strategy.
The performance revenue is determined and recorded at the end of the reporting period and are not subject to clawback once paid.
The Entity recognizes the performance revenue according to IFRS 15. Unrealized performance fees are recognized only when is highly probable that the revenue will not be reversed in the income statement.

(c)	Advisory fees
Advisory fees are related to the (1) service provided by the Group mainly on the support of mergers and acquisitions transactions. Substantially, the fees are recognized when the transaction is concluded, based on success fees, and
(2) Up-front
fees charged to international managers for the relationship that Vinci Compass maintains with institutional clients, usually charged when the Funds are closed and based on the total commitments signed by clients referred by the Group.

2.16	Business Combinations
Business combinations are accounted for using the acquisition method of accounting. The acquisition date is the date on which the Group effectively obtains control of the acquiree. The purchase consideration of the acquisition of a subsidiary as of its relevant acquisition date, comprises of fair values of the assets transferred, liabilities incurred to the former owners of the acquired business, and fair value of any assets or liability resulting from a contingent consideration arrangement.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. The excess of the consideration transferred, the amount of any non-controlling
interest in the acquired entity, and the identifiable net assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.
Any goodwill that arises is tested annually for impairment. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (shall not exceed one year from the acquisition date) about facts and circumstances which existed at the acquisition date.
Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

2.17	Loans and obligations
Loans and obligations are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.
Convertible preferred shares, which are redeemable on a specific date, are classified as liabilities. The dividends on these preference shares are recognized in profit or loss as finance expenses.
The fair value of the liability portion of a convertible preferred share is determined using a market interest rate for an equivalent non-convertible
financial instrument. This amount is recorded as a liability on an amortized cost basis until extinguished on conversion or maturity of the instrument. The remainder of the proceeds is allocated to the conversion option. This is recognized and included in shareholders’ equity.

2.18	Investments accounted for using the equity method
Investments are comprised by associates and joint ventures, accounted for using the equity method of accounting. Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights. Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost in the consolidated statement of financial position.
Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.
The carrying amount of equity-accounted investments is tested for impairment, at least, annually.